Note 3 - Financial Statement Preparation	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
3.	FINANCIAL STATEMENT PREPARATION

(a)	Statement of compliance with IFRS

These Interim Financial Statements have been prepared in accordance with International Accounting Standards (“IAS”)
34,
Interim Financial Reporting
, as issued by the International Accounting Standards Board (“IASB”), utilizing the accounting policies Just Energy outlined in its
March 31, 2019
annual audited consolidated financial statements except the adoption of a new International Financial Reporting Standards (“IFRS”) described in Note
4.
Accordingly, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with IFRS, as issued by the IASB, have been omitted or condensed.

(b)	Basis of presentation and interim reporting

These Interim Financial Statements should be read in conjunction with and follow the same accounting policies and methods of application as those used in the annual audited consolidated financial statements for the fiscal years ended
March 31, 2019
and
2018
except for the adoption of IFRS
16,
Leases
(“IFRS
16”
) as discussed in Note
4.

The Interim Financial Statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousand, except where otherwise indicated. The Interim Financial Statements are prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities that are stated at fair value.

The interim operating results are
not
necessarily indicative of the results that
may
be expected for the full year ending
March 31, 2020,
due to seasonal variations resulting in fluctuations in quarterly results. Gas consumption by customers is typically highest in
October
through
March
and lowest in
April
through
September.
Electricity consumption is typically highest in
January
through
March
and
July
through
September.
Electricity consumption is lowest in
October
through
December
and
April
through
June.

(c)	Principles of consolidation

The Interim Financial Statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries and affiliates as at
September 30, 2019.
Subsidiaries and affiliates are consolidated from the date of acquisition and control, and continue to be consolidated until the date that such control ceases. The financial statements of the subsidiaries and affiliates are prepared for the same reporting period as Just Energy, using consistent accounting policies. All intercompany balances, sales, expenses and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.

(d)	Significant estimates

Allowance for doubtful accounts

The measurement of the expected credit loss allowance for accounts receivable requires the use of management judgment in estimation techniques, building models, selecting key inputs and making significant assumptions about future economic conditions and credit behaviour of the customers, including the likelihood of customers defaulting and the resulting losses. The Company’s current significant estimates include the historical collection rates as a percentage of revenue and the use of the Company’s historical rates of recovery across aging buckets. Both of these inputs are sensitive to the number of months or years of history included in the analysis, which is a key input and judgment made by management.

Going concern and liquidity

In the preparation of interim financial statements, management is required to identify when events or conditions indicate that significant doubt may
exist about the Company’s ability to continue as a going concern. Significant doubt about the Company’s ability to continue as a going concern would exist when relevant conditions and events, considered in the aggregate, indicate that the Company will not
be able to meet its obligations as they become due for a period of at least, but not
limited to,
12
months from the balance sheet date. When the Company identifies conditions or events that raise potential for significant doubt about its ability to continue as a going concern, the Company considers whether its plans that are intended to mitigate those relevant conditions or events will alleviate the potential significant doubt.

As described further in Note
12,
the Company has a
$370
million credit facility with a syndicate of lenders and a
US$250
million non-revolving multi draw senior unsecured term loan facility from another lender, maturing on
September 1, 2020
and
September 12, 2023,
respectively. The Company’s ability to continue as a going concern for the next
12
months involves significant judgment and is dependent on the availability under its credit facility, its ability to generate positive cash flow from operations, its ability to refinance its existing credit facility when it matures, and if necessary liquidate available investments, and the continued support of its lenders and suppliers. After considering its plans, management has concluded that there are no
material uncertainties related to events or conditions that
may
cast significant doubt upon the Company’s ability to continue as a going concern for a period of
12
months from the balance sheet date.